Segments and Geographical Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 17:- SEGMENTS AND GEOGRAPHICAL INFORMATION:

The Company manages its business in three reportable segments, consisting of the Intelligent Robotics and RFID Division segment and the Supply Chain Solutions segment.

The Company’s management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit, and assets for the operating segments for the years 2022, 2021 and 2020 were as follows:

	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany	Consolidated
2022
Revenues	$15,318	$961	$25,232	$-	$41,511
Gross profit	$3, 778	$(159)	$5,441	$-	$9,060
Allocated operating expenses	$2,535	$425	$3,450	$-	$6,410
Unallocated operating expenses					$721
Operating Income (loss)	$1,243	$(584)	$1,991	$-	$1,929
Financial expenses					$647
Tax on income					$6
Net Income					$1,276

2021
Revenues	$13,192	$1,576	$19,008	$(142)	$33,634
Gross profit	$3,338	$(460)	$3,708	$-	$6,586
Allocated operating expenses	$2,300	$573	$2,497	$-	$5,370
Unallocated operating expenses					$699
Operating Income (loss)	$1,038	$(1,033)	$1,211	$-	$517
Financial expenses					$105
Tax on income					$(39)
Net Income					$451

2020
Revenues	$12,523	$2,502	$18,594	$(68)	$33,551
Gross profit	$3,265	$(871)	$3,724	$-	$6,118
Allocated operating expenses	$2,099	$602	$2,373	$-	$5,074
Impairment of goodwill and intangible assets		988			$988
Unallocated operating expenses					$668
Operating Income (loss)	$1,166	$(2,461)	$1,351	$-	$(612)
Financial expenses					$348
Net Income					$(960)

b.	The following presents total revenues for the years 2022, 2021 and 2020 based on the location of customers, and long-lived assets based on major geographic areas in which the Company operates:

	Year ended December 31,
	2022		2021		2020
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$34,295	3,270	25,662	1,097	$24,369	$956
East Asia	2,239	-	3,494	-	3,831	-
India	1,225	-	1,701	-	2,375	-
America	2,825	-	2,032	-	2,449	-
Europe	622	-	555	-	527	-
Rest of the world	305	-	190	-	-	-
	$41,511	3,270	33,634	1,097	$33,551	$956

(*)	Long-lived assets balance comprised of property and equipment (it does not include intangible assets and goodwill).

c.	There were no major customers during the reported periods.